Business combinations	12 Months Ended
Dec. 31, 2021
Business combinations
Business combinations

11.Business combinations

Acquisitions in 2021

No acquisitions were made in 2021.

Acquisitions in 2020

On May 7, 2020, the Successor acquired 100% of the shares in Agrisera AB, a Swedish company specializing in polyclonal and monoclonal antibody production. The Successor acquired Agrisera AB in order to enable the growth of its protein biomarker library and increase control over its supply chain. The purchase price of $4,990 thousand was entirely settled in cash. There were no contingent consideration arrangements. The purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values as of the acquisition date, in the amounts of $3,541 thousand and $1,057 thousand, respectively, resulting in goodwill of $2,506 thousand.

Acquisitions in 2019

As noted in Note 1, on March 7, 2019, the Successor, as part of the Summa Equity Holding AB group acquired 100% of the shares in Predecessor in a business combination. The Predecessor forms substantially all of the Successor.

The fair value of the assets and liabilities recognized as a result of the acquisition are as follows:

Assets
Intangible assets, excluding goodwill	$149,831
Property plant and equipment	2,597
Right-of-use assets	2,740
Financial assets	64
Inventories	9,104
Accounts receivables	4,075
Other receivables	9,794
Prepaid expenses and contract assets	466
Cash at bank and in hand	10,187
$188,858
Liabilities
Lease liabilities	$2,682
Deferred tax liabilities	32,461
Accounts payable	1,835
Current tax liabilities	1,321
Other current liabilities	8,945
Accrued expenses and contract liabilities	3,355
$50,599
Total identifiable net assets at fair value	$138,259
Goodwill arising upon acquisition (Note 12)	161,123
Purchase Consideration Transferred	$299,382

The purchase price allocation of acquired customer relationships was determined using the multi-period excess earnings method. Under this method, the fair value, $38,693 thousand, represents the amount a hypothetical buyer would be willing to pay to acquire the future cash flows expected to arise solely from those relationships.

The purchase price allocation of the brand, $24,618 thousand, and technology, $86,473 thousand, was determined using relief from royalty method. The principle behind this method is that the value of the asset is equal to the present value of the after-tax royalty savings attributable to owning the asset.

The Successor measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable terms of the lease relative to market terms.

Since the fair value adjustment has no impact on the assumed tax base for the Customer relations, Brand, and Technology, a temporary difference related to deferred tax arises in the Successor's accounts. The deferred tax is relieved over the life of the corresponding fair value adjustment.

The purchase price took into account future income expectations, which support the excess amount paid as compared to the fair value of the assets acquired and liabilities assumed, resulting in the recognition of goodwill. The goodwill of $161,123 thousand comprises assets which are not separately recognizable as they do not fulfil the separate recognition criteria as intangible assets under IAS 38, such as synergies, future growth prospects or skilled and trained workforces. None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of accounts receivables and other receivables was determined to be equal to book value. The book value of the acquired receivables was equal to the gross amount and it is expected that the full contractual amounts can be collected.

Assets and liabilities denominated in foreign currencies were translated using the exchange rates as of the balance sheet date.

Acquisition-related costs

Acquisition-related costs of $14,666 thousand that were not directly attributable to the issue of shares are included in administrative expenses in the consolidated statements of income and in operating activities in the consolidated statement of cash flows.

Revenue and profit contribution

Revenue and net loss for the Successor consists entirely of revenue and net loss from the acquired operations as the operations of the Successor started with this acquisition. If the combination had taken place at the beginning of the year, revenue would have been $46,318 thousand and net loss for the period for the Successor would have been $19,498 thousand.

Purchase consideration - cash outflow

The purchase price of $299,382 thousand was entirely settled in cash. There were no contingent consideration arrangements. Outflow of cash to acquire Predecessor, net of cash acquired.

Cash consideration	$299,382
Less: Balances acquired
Cash	10,187
Net outflow of cash - investing activities	$289,195